Equity_Details of number of authorized shares and others (Details) ₩ / shares in Units, $ in Thousands, ₩ in Millions	Dec. 31, 2020 KRW (₩) ₩ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 KRW (₩) ₩ / shares shares
Disclosure of classes of share capital [Line Items]
Shares of common stock authorized	4,000,000,000	4,000,000,000	4,000,000,000
Par value | ₩ / shares	₩ 5,000		₩ 5,000
Shares of common stock issued	722,267,683	722,267,683	722,267,683
Capital stock	₩ 3,611,338	$ 3,325,051	₩ 3,611,338